Inventories - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 35,510	€ 45,601
Raw materials, write-down provision	21,728	28,158
Finished goods, write-down provision	591	1,524
Purchased goods, write-down provision	591	743
VLA2001
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	17,200	31,200
Decrease in write-down provision	14,000	145,700
Raw materials, write-down provision	17,200	26,600
IXIARO, DUKORAL and IXCHIQ
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	17,200	12,200
IXIARO and IXCHIQ and DUKORAL
Disclosure Of Inventories [Line Items]
Finished goods, write-down provision	€ 600	€ 1,500